BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 4,021	$ 2,090
Restricted cash	174	20
Trade receivables (net of allowance for doubtful accounts of $ 84 and $146 at June 30, 2012 and December 31, 2011, respectively)	6,184	4,631
Other accounts receivable and prepaid expenses	731	637
Total current assets	11,110	7,378
LONG-TERM ASSETS:
Severance pay fund	1,372	1,299
Restricted cash	337	499
Long-term deposits and long-term assets	80	84
Property and equipment, net	433	485
Intangible assets, net		11
Goodwill	5,929	5,842
Total long-term assets	8,151	8,220
Total assets	19,261	15,598
CURRENT LIABILITIES:
Trade payables	423	351
Deferred revenues	3,329	2,084
Accrued expenses and other accounts payable	2,112	2,480
Total current liabilities	5,864	4,915
LONG-TERM LIABILITIES:
Accrued severance pay	1,624	1,543
Total long-term liabilities	1,624	1,543
COMMITMENTS, CONTINGENCIES AND CHARGES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at June 30, 2012 and December 31, 2011; Issued and outstanding: 11,486,265 and 10,873,558 shares at June 30, 2012 and December 31, 2011, respectively	128	121
Additional paid-in capital	35,674	34,118
Accumulated other comprehensive loss	(1,718)	(1,450)
Accumulated deficit	(22,311)	(23,649)
Total shareholders' equity	11,773	9,140
Total liabilities and shareholders' equity	$ 19,261	$ 15,598